Van Eck Global Natural Resources Portfolio
Van Eck Global Natural Resources Portfolio PORTFOLIO SUMMARY:
Investment Objectives
Long-term capital appreciation with income as a secondary consideration.
Fees and Expenses of the Portfolio
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the Example below do not reflect the fees, expenses or withdrawal charges imposed by your variable life insurance policy or variable annuity contract (the “Contract”). See the Contract prospectus for a description of those fees, expenses and charges. If Contract expenses were reflected, the fees and expenses in the table and Example would be higher.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Van Eck Global Natural Resources Portfolio (USD $)	Class A	Class B
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses Van Eck Global Natural Resources Portfolio		Class A	Class B
Management Fee		0.78%	0.78%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.03%	0.03%
Acquired Fund Fees and Expenses		0.01%	0.01%
Total Annual Portfolio Operating Expenses		0.82%	1.07%
Fee Waiver	[1]	(0.01%)	(0.01%)
Net Operating Expenses		0.81%	1.06%
[1]	MetLife Advisers, LLC has contractually agreed, for the period April 28, 2014 through April 30, 2015, to reduce the Management Fee for each Class of the Portfolio to the annual rate of 0.800% for the first $250 million of the Portfolio's average daily net assets, 0.775% for the next $250 million and 0.750% for amounts over $500 million. This arrangement may be modified or discontinued prior to April 30, 2015, only with the approval of the Board of Trustees of the Portfolio.

Example
The following Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that all fee waivers for the Portfolio will expire after one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Van Eck Global Natural Resources Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	83	262	456	1,016
Class B	109	341	592	1,310

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
Van Eck Associates Corporation (“Van Eck” or “Subadivser”), subadviser to the Portfolio, invests under normal conditions at least 80% of the Portfolio’s net assets in securities of natural resource companies and in instruments that derive their value from natural resources. For purposes of this Portfolio, “natural resources” include, without limitation, energy (including gas, petroleum, petrochemicals and other hydrocarbons), precious metals (including gold), base and industrial metals, timber and forest products, agriculture and commodities. Van Eck will consider a company to be a “natural resource company” if it derives, directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to natural resources. The Portfolio is non-diversified, which means that it can hold securities of a smaller number of issuers and can invest a larger percentage of its assets in a single issuer than a diversified portfolio.

The Portfolio’s investments may include, but not be limited to, common stocks, preferred stocks (including convertible preferred stocks), rights, direct equity interests in trusts, partnerships, convertible debt instruments, and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents. The Portfolio may invest in securities of any capitalization range.

The Portfolio may invest without limitation in any one natural resource sector and is not required to invest any portion of its assets in any one natural resource sector. The Portfolio may invest in securities of companies located anywhere in the world, including the U.S. However, there is no limit on the amount the Portfolio may invest in any one country, including emerging markets.

The Portfolio may use derivative instruments, such as structured notes, commodity-linked notes, futures, options and swap agreements, to gain or hedge exposure to natural resources, natural resource companies and other assets. The Portfolio may enter into foreign currency transactions to attempt to moderate the effect of currency fluctuations. Generally, the Portfolio will limit the aggregate value of its exposure to derivative investments to 5% of the Portfolio’s net assets measured at the time of investment. Forward currency contracts, however, are not subject to this 5% limit. During certain limited periods, including, for example, when the Portfolio receives substantial net subscriptions, the Portfolio may exceed temporarily the 5% limit on derivative investments to maintain the Portfolio’s investment exposure to, among other assets, natural resource companies and instruments that derive their value from natural resources. When the Portfolio exceeds temporarily the 5% limit on derivative investments, the Portfolio will limit the aggregate value of its exposure to derivative investments to 100% of the Portfolio’s net assets measured at the time of investment.

The Portfolio may also invest up to 20% of its net assets in securities issued by other investment companies, including exchange traded funds (“ETFs”). The Portfolio may also invest in money market funds, but these investments are not subject to this limitation. The Portfolio may invest in ETFs to participate in, or gain rapid exposure to, certain market sectors, or when direct investments in certain countries are not permitted.

Stock Selection

Utilizing qualitative and quantitative measures, the Portfolio’s investment management team selects equity securities of companies that it believes represent value opportunities and/or that have growth potential. Candidates for the Portfolio are evaluated based on their relative desirability using a wide range of criteria and are regularly reviewed to ensure that they continue to offer absolute and relative desirability.
Principal Risks
As with all mutual funds, there is no guarantee that the Portfolio will achieve its investment objective. You could lose money by investing in the Portfolio. An investment in the Portfolio through a Contract is not a deposit or obligation of, or guaranteed by, any bank, and is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. Government.

The value of your investment in the Portfolio may be affected by one or more of the following risks, which are described in more detail in “Principal Risks of Investing in the Portfolio” in the Prospectus, any of which could cause the Portfolio’s return or the price of its shares to decrease or could cause the Portfolio’s yield to fluctuate.

Market Risk.    The Portfolio’s share price can fall because of, among other things, a decline in the market as a whole, deterioration in the prospects for a particular industry or company, or changes in general economic conditions, such as prevailing interest rates or investor sentiment. Significant disruptions to the financial markets could adversely affect the liquidity and volatility of securities held by the Portfolio.

Natural Resource Risk.    The Portfolio may invest in natural resources, including, without limitation, energy (including gas and petroleum), precious metals (including gold) and forest and agricultural products. Natural resource prices can swing sharply in response to, among other things, cyclical economic conditions, political events or the monetary policies of various countries.

Foreign Investment Risk.    Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Emerging Markets Risk.    In addition to all of the risks of investing in foreign developed markets, emerging market securities involve risks attendant to less mature and stable governments and economies, lower trading volume, trading suspension, security price volatility, proceed repatriation restrictions, government confiscation, inflation, deflation, currency devaluation and adverse government regulations of industries or markets. As a result of these risks, the prices of emerging market securities tend to be more volatile than the securities of issuers located in developed markets.

Non-diversification Risk.    To the extent that the Portfolio holds securities of a smaller number of issuers or invests a larger percentage of its assets in a single issuer than a diversified portfolio, the value of the Portfolio, as compared to the value of a diversified portfolio, will generally be more volatile and more sensitive to the performance of any one of those issuers and to economic, political, market or regulatory events affecting any one of those issuers.

Focused Investment Risk.    Substantial investments in a particular market, industry, group of industries, country, region, group of countries, asset class or sector make the Portfolio’s performance more susceptible to any single economic, market, political or regulatory occurrence affecting that particular market, industry, group of industries, country, region, group of countries, asset class or sector than a portfolio that invests more broadly.

Investment Style Risk.    Different investment styles such as growth or value tend to shift in and out of favor, depending on market and economic conditions as well as investor sentiment. The Portfolio may outperform or underperform other funds that employ a different investment style.

Derivatives Risk.    The Portfolio may invest in derivatives to obtain investment exposure, enhance return or “hedge” or protect its assets from an unfavorable shift in the value or rate of a reference instrument. Derivatives can significantly increase the Portfolio’s exposure to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy) and other risks. Derivatives may be illiquid and difficult to value. Because of their complex nature, some derivatives may not perform as intended. As a result, the Portfolio may not realize the anticipated benefits from a derivative it holds or it may realize losses. Derivative transactions may create investment leverage, which may increase the Portfolio’s volatility and may require the Portfolio to liquidate portfolio securities when it may not be advantageous to do so.

Investment Company and Exchange Traded Fund Risk.    An investment in an investment company or exchange-traded fund, or ETF, involves substantially the same risks as investing directly in the underlying securities. An investment company or ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect the Portfolio’s performance. The Portfolio must pay its pro rata portion of an investment company’s or ETF’s fees and expenses. Shares of a closed-end investment company or ETF may trade at a premium or discount to the net asset value of its portfolio securities.

Convertible Securities Risk. Investments in convertible securities may be subject to market risk, credit and counterparty risk (the risk that an issuer or counterparty will default or become less creditworthy), interest rate risk (the risk that the value of an investment in an income-producing security will decrease as interest rates rise) and other risks associated with investments in equity and fixed income securities, depending on the price of the underlying security and the conversion price. In addition, a convertible security may be bought back by the issuer at a time and a price that is disadvantageous to the Portfolio.
Past Performance
The information below provides some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and how the Portfolio’s average annual returns over time compare with those of a broad-based securities market index. Note that the results in the bar chart and table do not include the effect of Contract charges. If these Contract charges had been included, performance would have been lower. As with all mutual funds, past returns are not a prediction of future returns.
Year-by-Year Total Return for Class A Shares as of December 31 of Each Year

Highest Quarter	4th – 2010	23.78%
Lowest Quarter	3rd – 2011	-24.30%

Average Annual Total Return as of December 31, 2013
Average Annual Total Returns Van Eck Global Natural Resources Portfolio	1 Year	5 Years	Since Inception		Inception Date
Class A	11.06%	13.88%	12.75%		Oct. 31, 2008
Class B	10.76%		12.43%		Apr. 28, 2009
S&P North American Natural Resources Sector Index (reflects no deduction for mutual fund fees or expenses)	16.49%	13.45%	12.09%	[1]
[1]	Index performance is from 10-31-08.